LEASE LIABILITIES - (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease Liabilities [Line Items]
Current portion	$ 24,300		$ 0
Non-current portion	33,646		0
Lease liabilities	$ 57,946	$ 68,666	126,354
Restatement [Member]
Lease Liabilities [Line Items]
Current portion		26,088
Non-current portion		42,578
Lease liabilities		$ 68,666	$ 68,666